Leases (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020
Leases [Abstract]
Renewal option			5 years
Rent expense	$ 2,373	$ 1,732
Sublease income	$ 931	$ 1,367